Land Use Rights (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
General and Administrative Expense [Member]
Land Use Rights [Line Items]
Amortization expense	$ 60	$ 60